Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts movement - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Allowance For Doubtful Accounts Movement Abstract
Beginning balance
Provision	123,343	31,440
Written off	(23,384)	(31,440)
Foreign exchange translation effect	(7,873)
Ending balance	$ 92,086